Short Term Debt (Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity) (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 17, 2021 USD ($)	Dec. 03, 2021 CAD ($)	Dec. 31, 2020 CAD ($)
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity	$ 2,729			$ 2,677
Advances under revolving credit and term facilities	1,735			1,624
Letters of credit issued within the credit facilities	4			4
Total advances under available facilities	1,739			1,628
Available capacity under existing agreements	$ 990			1,049
Term credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2022
Total available capacity	$ 634			382
Revolving credit facility | TECO Energy/TECO Finance
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 507	$ 400		509
Revolving credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 1,014	800		1,019
Revolving credit facility | NMGC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2026
Total available capacity	$ 158	125		159
Revolving credit facility | GBPC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	on demand
Total available capacity	$ 16			17
Non-revolving credit agreement | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity		$ 500
Non-revolving credit agreement | Emera Inc.
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Maturity	2022
Total available capacity	$ 400		$ 400	400
Accounts receivable revolving credit facility | TEC
Short-term revolving and non-revolving credit facilities, outstanding borrowings and available capacity
Total available capacity	$ 0			$ 191